Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net loss	$ (198,447)	$ (852,950)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	245,438	211,543
Interest from amortization of debt discount		209,666
Interest from amortization of debt costs	800	83,522
Gain on sale of property and equipment		(540)
Stock based compensation	64,546	50,387
Change in provision for doubtful accounts receivable		3,291
Deferred rent	(28,657)	(23,537)
Changes in operating assets and liabilities:
Trade accounts receivables	(236,935)	36,797
Other receivables	30,943
Inventories	(195,552)	(83,364)
Prepaid expenses and other assets	2,746	108,261
Accounts payable and accrued liabilities	432,467	214,637
Net cash provided by (used in) operating activities	117,349	(42,287)
Cash flows from investing activities
Purchase of property and equipment	(347,228)	(288,616)
Proceeds from sale of equipment		540
Net cash used in investing activities	(347,228)	(288,076)
Cash flows from financing activities
Proceeds from exercise of stock options		5,653
Proceeds from sale of common stock from employee stock purchase plan	7,871	4,888
Deferred costs associated with equity financing	(25,000)
Costs associated with conversion of debentures		(6,098)
Exercise of warrants		231,659
Net cash provided by (used in) financing activities	(17,129)	236,102
Effect of exchange rate on cash and cash equivalents	11,856	(22,840)
Decrease in cash and cash equivalents	(235,152)	(117,101)
Cash and cash equivalents, beginning of period	928,900	1,464,351
Cash and cash equivalents, end of period	693,748	1,347,250
Supplemental disclosure of cash flow information:
Interest paid in cash		80
Income taxes paid	1,755	110
Supplemental disclosure of non-cash investing & financing activities:
Convertible debentures converted into common stock		732,500
Accrued deferred costs associated with equity financing	32,139
Prepaid interest on convertible debentures through the issuance of common stock	$ 87,000